DISCONTINUED OPERATIONS - Profit or Loss of the Discontinued Operations (Details) $ in Thousands		12 Months Ended
	Oct. 18, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net income		$ 121,824	$ 814,480
Loss on sale			(856)
Income tax expense - current		0	(43,114)
Income tax recovery - deferred		0	40,482
Net income from discontinued operations		$ 0	$ 35,106
Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Ownerships interest			0.20
Tricon US Multi-Family REIT LLC | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			$ 105,641
Expenses			(68,680)
Fair value gain on U.S. multi-family rental properties			156,009
Net income			192,970
Tricon's share of net income at 20%			38,594
Loss on sale	$ (856)		(856)
Income tax expense - current			(43,114)
Income tax recovery - deferred			40,482
Net income from discontinued operations			$ 35,106